Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1		$ 5,849	$ 4,834
Included in profit or loss
Current service cost		1,083	949
Interest cost (income)		306	245
Included in profit or loss, total		1,389	1,194
Included in other comprehensive income
-financial assumptions		(155)	(158)
-experience adjustment		616	493
-Return on plan assets excluding interest income		(35)	(136)
Included in other comprehensive income, total		426	199
Effects of movement in foreign exchange rates		(217)	110
Other
Contribution by employer		(2)	(2)
Liquidation of plan assets	[1]	229
Benefits paid		(416)	(486)
Balance as at March 31		7,258	5,849
Defined Benefit Obligation [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1		6,490	5,669
Included in profit or loss
Current service cost		1,083	949
Interest cost (income)		329	283
Included in profit or loss, total		1,412	1,232
Included in other comprehensive income
-financial assumptions		(155)	(158)
-experience adjustment		616	493
Included in other comprehensive income, total		461	335
Effects of movement in foreign exchange rates		(231)	125
Other
Benefits paid		(675)	(871)
Balance as at March 31		7,457	6,490
Fair Value of Plan Assets [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1		(641)	(835)
Included in profit or loss
Interest cost (income)		(23)	(38)
Included in profit or loss, total		(23)	(38)
Included in other comprehensive income
-Return on plan assets excluding interest income		(35)	(136)
Included in other comprehensive income, total		(35)	(136)
Effects of movement in foreign exchange rates		14	(15)
Other
Contribution by employer		(2)	(2)
Liquidation of plan assets	[1]	229
Benefits paid		259	385
Balance as at March 31		$ (199)	$ (641)

[1]	Note: On March 17, 2022, the Company has surrendered its plan assets held in Ibibo. The surrender value as at the date of the event has been returned to the Company.